Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net	$ 406,388	$ 3,169,823	$ 5,077,922
Cost of revenue	(383,185)	(2,988,841)	(3,537,287)
Gross profit	23,203	180,982	1,540,635
Operating cost and expenses:
Sale and marketing expenses	(1,213,032)	(9,461,647)	(261,587)
General and administrative expenses	(1,024,566)	(7,991,614)	(3,016,403)
Total operating expenses	(2,237,598)	(17,453,261)	(3,277,990)
Loss from operations	(2,214,395)	(17,272,279)	(1,737,355)
Other income (expense):
Interest income	100,891	786,952	735
Foreign exchange loss, net	(3,997)	(31,180)	(20,190)
Government grant refund	(96,154)	(750,000)
Sundry income	1,998	15,584	200
Total other income (expense), net	2,738	21,356	(19,255)
Loss before income taxes	(2,211,657)	(17,250,923)	(1,756,610)
Income tax expense	(13,221)	(103,121)
NET LOSS	(2,224,878)	(17,354,044)	(1,756,610)
Other comprehensive income (loss):
Foreign currency translation adjustment	2,027	15,809	7,439
COMPREHENSIVE LOSS	$ (2,222,851)	$ (17,338,235)	$ (1,749,171)
Loss per share:-
- Basic | (per share)	$ (0.19)	$ (1.48)	$ (0.25)
- Diluted | (per share)	$ (0.19)	$ (1.48)	$ (0.25)
Weighted average number of ordinary shares
Basic	11,695,407	11,695,407	7,127,516
Diluted	15,295,407	15,295,407